Corporate Information	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of I F R S Compliance [Abstract]
Corporate Information
1. CORPORATE INFORMATION
TransGlobe Energy Corporation (“TransGlobe” or the “Company”) and its subsidiaries are engaged in oil and natural gas exploration, development and production, and the acquisition of oil and natural gas properties. The Company’s shares are traded on the Toronto Stock Exchange (“TSX”), the London Stock Exchange’s Alternative Investment Market (“AIM”) and the Capital Market of the NASDAQ Stock Market (“NASDAQ”). TransGlobe is incorporated in Alberta, Canada and the address of its principal place of business is Suite 900, 444 – 5 th
Avenue SW, Calgary, Alberta, Canada, T2P 2T8.